Summary of Significant Accounting Policies - Additional information (Detail) - Chunghwa Investment Co., Ltd. (CHI) [Member]	Dec. 31, 2019
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	2.99%
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	0.39%